CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 310	$ 3,534	$ 5,668
Other comprehensive income:
Reclassification adjustments to income on marketable securities, net			100
Other comprehensive income, net of tax			(100)
Comprehensive income	$ 310	$ 3,534	$ 5,568